Inventory Textblock	12 Months Ended
Jun. 30, 2011
Inventory [Abstract]
Inventory [Text Block]
7.	Inventory
  The components of inventory as of June 30, 2011 and 2010 were as follows:
	June 30, 2011	June 30, 2010
Finished goods	$1,010,582	$61,984
	$1,010,582	$61,984